Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2019-2022) (Detail) - Plan 2019-2022 [member]	12 Months Ended
Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	258,904
Settled	(192,225)
Expired	(66,679)
Fair value of shares on grant date (in U.S. dollars)	$ 9.97